PROFIT/(LOSS) BEFORE TAX (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Crediting:
Interest income from bank deposits	¥ (653)		¥ (901)	¥ (873)
Investment income:
Fair value changes on other financial assets	(2,409)	$ (370)	(2,774)	(2,398)
Insurance compensation on disposal of property, plant and equipment	(110)		(520)	(560)
Auditors' remuneration
Audit fee	51		47	45
Other fees	5		6	12
Auditors' remuneration	56		53	57
Employee wages, salaries, allowances and social security costs	6,517		6,403	6,924
Impairment and provision:
Property, plant and equipment	8,639		10,768	2,358
Trade receivables	212		1,439	4
Others	279		(36)	384
Total impairment and provision	9,130	1,403	12,171	2,746
Depreciation, depletion and amortization:
Property, plant and equipment	60,802		68,303	72,293
Intangible assets	854		1,020	1,306
Net amount capitalized	(399)		(416)	(160)
Total depreciation, depletion and amortization	61,257	$ 9,415	68,907	73,439
Operating lease rentals:
Plant and equipment	639		485	438
Office properties	1,560		1,747	2,448
Operating lease rentals	2,199		2,232	2,886
Repairs and maintenance	4,800		4,052	5,034
Research and development costs	1,739		1,424	1,629
Loss on disposal of property, plant and equipment	¥ 116		¥ 78	¥ 718